SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Receivable Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Advance to supplier	$ 97	$ 71
Institutions	700	1,291
Innovation Center (See Note 8d(1))	78	54
Fair value of derivatives	601	423
Prepaid expenses and sundry	551	519
Accounts receivable - other, total	$ 2,027	$ 2,358